UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File number: 811-03101

Calvert Management Series

(Exact Name of Registrant as Specified in Charter)

1825 Connecticut Avenue NW, Suite 400, Washington, DC 20009

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Service)

(202) 238-2200

(Registrant’s telephone number)

September 30

Date of Fiscal Year End

March 31, 2021

Date of Reporting Period

Item 1.	Report to Stockholders.

Calvert
Floating-Rate Advantage Fund
Semiannual Report
March 31, 2021

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.
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Semiannual Report March 31, 2021
Calvert
Floating-Rate Advantage Fund

Calvert
Floating-Rate Advantage Fund
March 31, 2021
Performance

Portfolio Managers Craig P. Russ, Catherine C. McDermott and Andrew N. Sveen, CFA each of Calvert Research and Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	10/10/2017	10/10/2017	4.72%	16.24%	—%	2.67%
Class A with 3.75% Maximum Sales Charge	—	—	0.78	11.88	—	1.54
Class I at NAV	10/10/2017	10/10/2017	4.85	16.53	—	2.88
Class R6 at NAV	10/10/2017	10/10/2017	4.85	16.53	—	2.87

S&P/LSTA Leveraged Loan Index	—	—	5.66%	20.71%	5.28%	4.25%

% Total Annual Operating Expense Ratios[3]	Class A	Class I	Class R6
Gross	1.78%	1.53%	1.44%
Net	1.49	1.24	1.24

% Total Leverage[4]
Borrowings	15.80%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.

Calvert
Floating-Rate Advantage Fund
March 31, 2021
Fund Profile

Credit Quality (% of bond and loan holdings)*

* Ratings are categorized using S&P Global Ratings (“S&P”). Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by S&P.
Top 10 Sectors (% of total investments)*
Electronics/Electrical	19.1%
Health Care	12.2
Business Equipment and Services	9.1
Industrial Equipment	5.2
Automotive	4.5
Building and Development	4.3
Chemicals and Plastics	4.1
Telecommunications	4.1
Cable and Satellite Television	3.0
Insurance	2.9
Total	68.5%

*	Excludes cash and cash equivalents.

See Endnotes and Additional Disclosures in this report.

Calvert
Floating-Rate Advantage Fund
March 31, 2021
Endnotes and Additional Disclosures

[1]	S&P/LSTA Leveraged Loan Index is an unmanaged index of the institutional leveraged loan market. S&P/LSTA Leveraged Loan indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® is a registered trademark of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); LSTA is a trademark of Loan Syndications and Trading Association, Inc. S&P DJI, Dow Jones, their respective affiliates and their third party licensors do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 1/31/22. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
[4]	Total leverage is shown as a percentage of the Fund’s aggregate net assets plus borrowings outstanding. The Fund employs leverage through borrowings. Use of leverage creates an opportunity for income, but creates risks including greater volatility of NAV. The cost of borrowings rises and falls with changes in short-term interest rates. The Fund may be required to maintain prescribed asset coverage for its borrowings and may be required to reduce its borrowings at an inopportune time.
Fund profile subject to change due to active management.

Calvert
Floating-Rate Advantage Fund
March 31, 2021
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2020 to March 31, 2021).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (10/1/20)	Ending Account Value (3/31/21)	Expenses Paid During Period* (10/1/20 – 3/31/21)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,047.20	$6.84 **	1.34%
Class I	$1,000.00	$1,048.50	$5.57 **	1.09%
Class R6	$1,000.00	$1,048.50	$5.57 **	1.09%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.25	$6.74 **	1.34%
Class I	$1,000.00	$1,019.50	$5.49 **	1.09%
Class R6	$1,000.00	$1,019.50	$5.49 **	1.09%

*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2020.
**	Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.

Calvert
Floating-Rate Advantage Fund
March 31, 2021
Schedule of Investments (Unaudited)

Common Stocks — 0.2%

Security	Shares	Value
Containers & Packaging — 0.0%(1)
LG Newco Holdco, Inc.(2)(3)	6,015	$ 10,526
		$ 10,526
Entertainment — 0.0%(1)
Cineworld Group PLC(2)(3)	16,341	$ 12,388
		$ 12,388
Software — 0.2%
Software Luxembourg Holdings S.A., Class A(2)(3)	957	$ 167,475
		$ 167,475
Total Common Stocks (identified cost $147,788)		$ 190,389

Corporate Bonds — 3.5%

Security	Principal Amount (000's omitted)	Value
Air Transport — 0.7%
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:
5.50%, 4/20/26(4)	$250	$ 260,485
5.75%, 4/20/29(4)	200	212,980
Delta Air Lines, Inc., 7.00%, 5/1/25(4)	50	57,639
Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28(4)	100	108,827
Spirit Loyalty Cayman, Ltd./Spirit IP Cayman, Ltd., 8.00%, 9/20/25(4)	50	56,621
		$ 696,552
Automotive — 0.2%
Clarios Global, L.P.:
6.25%, 5/15/26(4)	$25	$ 26,582
6.75%, 5/15/25(4)	25	26,782
Tenneco, Inc., 5.125%, 4/15/29(4)	150	148,312
		$ 201,676
Building and Development — 0.2%
American Builders & Contractors Supply Co., Inc., 4.00%, 1/15/28(4)	$25	$ 25,042
Cushman & Wakefield US Borrower, LLC, 6.75%, 5/15/28(4)	50	54,219
Park Intermediate Holdings, LLC/PK Domestic Property, LLC/PK Finance Co-Issuer, 5.875%, 10/1/28(4)	100	106,212
		$ 185,473
Business Equipment and Services — 0.2%
Allied Universal Holdco, LLC, 6.625%, 7/15/26(4)	$75	$ 79,677
Security	Principal Amount (000's omitted)	Value
Business Equipment and Services (continued)
Garda World Security Corp., 4.625%, 2/15/27(4)	$75	$ 75,188
Prime Security Services Borrower, LLC/Prime Finance, Inc., 5.75%, 4/15/26(4)	75	81,247
		$ 236,112
Cable and Satellite Television — 0.1%
Virgin Media Secured Finance PLC, 4.50%, 8/15/30(4)	$75	$ 75,731
		$ 75,731
Containers and Glass Products — 0.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 4.00%, 10/15/27(4)	$75	$ 73,594
		$ 73,594
Cosmetics/Toiletries — 0.0%(1)
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc., 5.00%, 12/31/26(4)	$25	$ 25,031
		$ 25,031
Ecological Services and Equipment — 0.1%
GFL Environmental, Inc., 4.25%, 6/1/25(4)	$75	$ 77,391
		$ 77,391
Financial Intermediaries — 0.0%(1)
AG Issuer, LLC, 6.25%, 3/1/28(4)	$25	$ 26,219
		$ 26,219
Food, Beverage & Tobacco — 0.1%
Del Monte Foods, Inc., 11.875%, 5/15/25(4)	$100	$ 115,000
		$ 115,000
Health Care — 0.9%
HCA, Inc., 5.25%, 4/15/25	$750	$ 857,061
RP Escrow Issuer, LLC, 5.25%, 12/15/25(4)	25	25,938
		$ 882,999
Industrial Equipment — 0.1%
Clark Equipment Co., 5.875%, 6/1/25(4)	$25	$ 26,516
Vertical US Newco, Inc., 5.25%, 7/15/27(4)	50	52,437
		$ 78,953
Leisure Goods/Activities/Movies — 0.0%(1)
Six Flags Theme Parks, Inc., 7.00%, 7/1/25(4)	$25	$ 27,078
		$ 27,078

See Notes to Financial Statements.

Calvert
Floating-Rate Advantage Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Radio and Television — 0.2%
Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/26(4)	$125	$ 90,156
iHeartCommunications, Inc.:
4.75%, 1/15/28(4)	25	25,230
5.25%, 8/15/27(4)	25	25,758
		$ 141,144
Retailers (Except Food and Drug) — 0.0%(1)
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 2/15/28(4)	$25	$ 25,599
		$ 25,599
Technology — 0.3%
Boxer Parent Co., Inc., 7.125%, 10/2/25(4)	$50	$ 53,697
LogMeIn, Inc., 5.50%, 9/1/27(4)	75	78,610
Veritas US, Inc./Veritas Bermuda, Ltd., 7.50%, 9/1/25(4)	100	103,990
		$ 236,297
Telecommunications — 0.3%
Lumen Technologies, Inc., 4.00%, 2/15/27(4)	$125	$ 127,850
Vmed O2 UK Financing I PLC, 4.25%, 1/31/31(4)	125	121,825
		$ 249,675
Total Corporate Bonds (identified cost $3,193,799)		$ 3,354,524

Exchange-Traded Funds — 0.9%

Security	Shares	Value
Invesco Senior Loan ETF	16,100	$ 356,293
SPDR Blackstone Senior Loan ETF	10,750	491,705
Total Exchange-Traded Funds (identified cost $866,581)		$ 847,998

Preferred Stocks — 0.1%

Security	Shares	Value
Containers & Packaging — 0.1%
LG Newco Holdco, Inc.(2)(3)	910	$ 50,041
Total Preferred Stocks (identified cost $47,767)		$ 50,041

Senior Floating Rate Loans — 116.2%(5)

Borrower/Description	Principal Amount (000's omitted)	Value
Aerospace and Defense — 1.0%
Dynasty Acquisition Co., Inc.:
Term Loan, 3.703%, (3 mo. USD LIBOR + 3.50%), 4/6/26	$359	$ 348,224
Term Loan, 3.703%, (3 mo. USD LIBOR + 3.50%), 4/6/26	193	187,610
WP CPP Holdings, LLC, Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 4/30/25	441	430,439
		$ 966,273
Air Transport — 1.1%
AAdvantage Loyalty IP, Ltd., Term Loan, 4/20/28(6)	$125	$ 128,069
JetBlue Airways Corporation, Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), 6/17/24	481	493,682
SkyMiles IP, Ltd., Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 10/20/27	425	446,968
		$ 1,068,719
Automotive — 5.5%
Adient US, LLC, Term Loan, 4.38%, (USD LIBOR + 4.25%), 5/6/24(7)	$369	$ 369,218
American Axle and Manufacturing, Inc., Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), 4/6/24	416	413,805
Autokiniton US Holdings, Inc., Term Loan, 3/29/28(6)	175	174,562
Bright Bidco B.V., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), 6/30/24	166	127,862
Clarios Global, L.P., Term Loan, 3.359%, (1 mo. USD LIBOR + 3.25%), 4/30/26	783	779,761
Dayco Products, LLC, Term Loan, 4.44%, (3 mo. USD LIBOR + 4.25%), 5/19/23	249	228,157
Gates Global, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 2.75%, Floor 0.75%), 3/31/27	757	755,755
Les Schwab Tire Centers, Term Loan, 4.25%, (6 mo. USD LIBOR + 3.50%, Floor 0.75%), 11/2/27	549	550,454
Tenneco, Inc., Term Loan, 3.109%, (1 mo. USD LIBOR + 3.00%), 10/1/25	497	485,952
Thor Industries, Inc., Term Loan, 3.201%, (3 mo. USD LIBOR + 3.00%), 2/1/26	110	110,392
TI Group Automotive Systems, LLC, Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 12/16/24	883	882,932
Truck Hero, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 1/31/28	375	375,000
		$ 5,253,850
Brokerage/Securities Dealers/Investment Houses — 0.6%
Advisor Group, Inc., Term Loan, 4.615%, (1 mo. USD LIBOR + 4.50%), 7/31/26	$321	$ 321,110

See Notes to Financial Statements.

Calvert
Floating-Rate Advantage Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Brokerage/Securities Dealers/Investment Houses (continued)
Clipper Acquisitions Corp., Term Loan, 1.853%, (1 mo. USD LIBOR + 1.75%), 3/3/28	$225	$ 224,156
		$ 545,266
Building and Development — 5.2%
ACProducts, Inc., Term Loan, 7.50%, (3 mo. USD LIBOR + 6.50%, Floor 1.00%), 8/18/25	$147	$ 150,665
American Builders & Contractors Supply Co., Inc., Term Loan, 2.109%, (1 mo. USD LIBOR + 2.00%), 1/15/27	172	171,330
APi Group DE, Inc., Term Loan, 2.609%, (1 mo. USD LIBOR + 2.50%), 10/1/26	848	846,396
Brookfield Property REIT, Inc., Term Loan, 2.609%, (1 mo. USD LIBOR + 2.50%), 8/27/25	244	233,340
Core & Main, L.P., Term Loan, 3.75%, (3 mo. USD LIBOR + 2.75%, Floor 1.00%), 8/1/24	747	746,275
CPG International, Inc., Term Loan, 3.25%, (3 mo. USD LIBOR + 2.50%, Floor 0.75%), 5/5/24	1,000	1,000,875
Cushman & Wakefield U.S. Borrower, LLC, Term Loan, 2.859%, (1 mo. USD LIBOR + 2.75%), 8/21/25	515	506,101
Foundation Building Materials Holding Company, LLC:
Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 2/3/28	204	202,603
Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 2/3/28	46	45,444
Northstar Group Services, Inc., Term Loan, 6.50%, (3 mo. USD LIBOR + 5.50%, Floor 1.00%), 11/9/26	149	149,498
Realogy Group, LLC, Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), 2/8/25	560	554,452
Werner FinCo L.P., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), 7/24/24	194	192,758
WireCo WorldGroup, Inc., Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 9/30/23	199	194,606
		$ 4,994,343
Business Equipment and Services — 11.2%
ADEVINTA ASA, Term Loan, 4/20/28(6)	$750	$ 751,523
AlixPartners, LLP, Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 2/4/28	425	423,878
Allied Universal Holdco, LLC, Term Loan, 4.359%, (1 mo. USD LIBOR + 4.25%), 7/10/26	469	468,635
AppLovin Corporation, Term Loan, 3.609%, (1 mo. USD LIBOR + 3.50%), 8/15/25	465	465,531
Asplundh Tree Expert, LLC, Term Loan, 1.859%, (1 mo. USD LIBOR + 1.75%), 9/7/27	746	745,251
Brand Energy & Infrastructure Services, Inc., Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), 6/21/24	193	190,284
Borrower/Description	Principal Amount (000's omitted)	Value
Business Equipment and Services (continued)
Camelot U.S. Acquisition 1 Co.:
Term Loan, 3.109%, (1 mo. USD LIBOR + 3.00%), 10/30/26	$123	$ 122,640
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), 10/30/26	374	374,063
CCC Information Services, Inc., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), 4/29/24	660	660,047
Coinamatic Canada, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), 5/16/22	33	32,795
Constant Contact, Inc.:
Term Loan, 0.50%, 2/10/28(8)	48	47,409
Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/10/28	177	176,466
Deerfield Dakota Holding, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 4/9/27	372	373,118
Endure Digital, Inc., Term Loan, 2/10/28(6)	600	598,375
First Advantage Holdings, LLC, Term Loan, 3.109%, (1 mo. USD LIBOR + 3.00%), 1/31/27	398	395,137
Garda World Security Corporation, Term Loan, 4.37%, (1 mo. USD LIBOR + 4.25%), 10/30/26	353	353,648
Greeneden U.S. Holdings II, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 12/1/27	350	350,350
IG Investment Holdings, LLC, Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), 5/23/25	295	295,029
IRI Holdings, Inc., Term Loan, 4.359%, (1 mo. USD LIBOR + 4.25%), 12/1/25	566	566,267
KAR Auction Services, Inc., Term Loan, 2.375%, (1 mo. USD LIBOR + 2.25%), 9/19/26	49	48,409
KUEHG Corp., Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 2/21/25	264	258,237
Nielsen Consumer, Inc., Term Loan, 4.103%, (1 mo. USD LIBOR + 4.00%), 3/6/28	75	74,831
Outfront Media Capital, LLC, Term Loan, 1.861%, (1 mo. USD LIBOR + 1.75%), 11/18/26	75	74,109
Packaging Coordinators Midco, Inc., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), 11/30/27	125	125,098
Prime Security Services Borrower, LLC, Term Loan, 3.50%, (USD LIBOR + 2.75%, Floor 0.75%), 9/23/26(7)	355	353,747
Rockwood Service Corporation, Term Loan, 4.109%, (1 mo. USD LIBOR + 4.00%), 1/23/27	299	299,861
SMG US Midco 2, Inc., Term Loan, 2.682%, (USD LIBOR + 2.50%), 1/23/25(7)	243	231,842
Sotheby's, Term Loan, 5.50%, (3 mo. USD LIBOR + 4.75%, Floor 0.75%), 1/15/27	197	199,049
Spin Holdco, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 3/1/28	525	521,325
Tempo Acquisition, LLC, Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 11/2/26	447	447,016

See Notes to Financial Statements.

Calvert
Floating-Rate Advantage Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Business Equipment and Services (continued)
Trans Union, LLC, Term Loan, 1.859%, (1 mo. USD LIBOR + 1.75%), 11/16/26	$65	$ 64,749
Vestcom Parent Holdings, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 12/19/23	249	248,416
WASH Multifamily Laundry Systems, LLC, Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), 5/16/22	212	211,653
West Corporation, Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), 10/10/24	242	235,131
		$ 10,783,919
Cable and Satellite Television — 3.8%
Charter Communications Operating, LLC, Term Loan, 1.86%, (1 mo. USD LIBOR + 1.75%), 2/1/27	$494	$ 491,790
CSC Holdings, LLC:
Term Loan, 2.356%, (1 mo. USD LIBOR + 2.25%), 7/17/25	395	390,034
Term Loan, 2.606%, (1 mo. USD LIBOR + 2.50%), 4/15/27	500	495,134
Telenet Financing USD, LLC, Term Loan, 2.106%, (1 mo. USD LIBOR + 2.00%), 4/30/28	275	271,928
UPC Broadband Holding B.V.:
Term Loan, 2.356%, (1 mo. USD LIBOR + 2.25%), 4/30/28	650	644,809
Term Loan, 3.61%, (1 mo. USD LIBOR + 3.50%), 1/31/29	200	199,732
Term Loan, 3.61%, (1 mo. USD LIBOR + 3.50%), 1/31/29	200	199,732
Virgin Media Bristol, LLC:
Term Loan, 1/31/29(6)	325	324,884
Term Loan, 2.606%, (1 mo. USD LIBOR + 2.50%), 1/31/28	600	595,466
		$ 3,613,509
Chemicals and Plastics — 5.2%
Atotech B.V., Term Loan, 3.00%, (3 mo. USD LIBOR + 2.50%, Floor 0.50%), 3/18/28	$825	$ 823,582
Illuminate Buyer, LLC, Term Loan, 3.609%, (1 mo. USD LIBOR + 3.50%), 6/30/27	474	472,557
Minerals Technologies, Inc., Term Loan, 3.00%, (USD LIBOR + 2.25%, Floor 0.75%), 2/14/24(7)	503	504,365
Momentive Performance Materials, Inc., Term Loan, 3.36%, (1 mo. USD LIBOR + 3.25%), 5/15/24	344	338,430
NIC Acquisition Corp., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), 12/29/27	375	373,828
PMHC II, Inc., Term Loan, 4.50%, (12 mo. USD LIBOR + 3.50%, Floor 1.00%), 3/31/25	243	237,536
Pregis TopCo Corporation, Term Loan, 3.859%, (1 mo. USD LIBOR + 3.75%), 7/31/26	399	396,250
Rohm Holding GmbH, Term Loan, 5.228%, (6 mo. USD LIBOR + 5.00%), 7/31/26	249	249,679
Borrower/Description	Principal Amount (000's omitted)	Value
Chemicals and Plastics (continued)
Solenis Holdings, LLC, Term Loan, 4.19%, (3 mo. USD LIBOR + 4.00%), 6/26/25	$349	$ 348,552
Starfruit Finco B.V., Term Loan, 2.86%, (1 mo. USD LIBOR + 2.75%), 10/1/25	494	486,690
Trinseo Materials Operating S.C.A., Term Loan, 2.109%, (1 mo. USD LIBOR + 2.00%), 9/6/24	497	490,700
Univar, Inc., Term Loan, 2.359%, (1 mo. USD LIBOR + 2.25%), 7/1/24	264	263,003
		$ 4,985,172
Containers and Glass Products — 1.2%
Berry Global, Inc., Term Loan, 1.898%, (1 mo. USD LIBOR + 1.75%), 7/1/26	$74	$ 73,109
Flex Acquisition Company, Inc., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 2/23/28	581	574,723
Libbey Glass, Inc., Term Loan, 11.00%, (3 mo. USD LIBOR + 10.00%, Floor 1.00%), 11/12/25	181	177,555
Reynolds Consumer Products, LLC., Term Loan, 1.859%, (1 mo. USD LIBOR + 1.75%), 2/4/27	152	151,506
Reynolds Group Holdings, Inc., Term Loan, 3.359%, (1 mo. USD LIBOR + 3.25%), 2/5/26	149	148,176
		$ 1,125,069
Cosmetics/Toiletries — 0.3%
Kronos Acquisition Holdings, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 12/22/26	$249	$ 246,154
		$ 246,154
Drugs — 3.0%
Albany Molecular Research, Inc.:
Term Loan, 8/30/24(6)	$250	$ 250,703
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), 8/30/24	193	193,322
Arbor Pharmaceuticals, Inc., Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 7/5/23	94	91,021
Cambrex Corporation, Term Loan, 12/4/26(6)	400	400,875
Catalent Pharma Solutions, Inc., Term Loan, 2.50%, (1 mo. USD LIBOR + 2.00%, Floor 0.50%), 2/22/28	522	523,775
Elanco Animal Health Incorporated, Term Loan, 1.865%, (1 mo. USD LIBOR + 1.75%), 8/1/27	146	143,905
Grifols Worldwide Operations USA, Inc., Term Loan, 2.081%, (1 week USD LIBOR + 2.00%), 11/15/27	49	48,887
Horizon Therapeutics USA, Inc., Term Loan, 2.50%, (1 mo. USD LIBOR + 2.00%, Floor 0.50%), 2/26/28	250	249,583
PPD, Inc., Term Loan, 2.75%, (1 mo. USD LIBOR + 2.25%, Floor 0.50%), 1/13/28	940	937,136
		$ 2,839,207

See Notes to Financial Statements.

Calvert
Floating-Rate Advantage Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Ecological Services and Equipment — 1.3%
GFL Environmental, Inc., Term Loan, 3.50%, (3 mo. USD LIBOR + 3.00%, Floor 0.50%), 5/30/25	$713	$ 714,483
US Ecology Holdings, Inc., Term Loan, 2.609%, (1 mo. USD LIBOR + 2.50%), 11/1/26	494	493,647
		$ 1,208,130
Electronics/Electrical — 24.0%
Applied Systems, Inc., Term Loan, 3.50%, (3 mo. USD LIBOR + 3.00%, Floor 0.50%), 9/19/24	$1,059	$ 1,056,370
Aptean, Inc., Term Loan, 4.359%, (1 mo. USD LIBOR + 4.25%), 4/23/26	397	395,143
Astra Acquisition Corp., Term Loan, 5.50%, (1 mo. USD LIBOR + 4.75%, Floor 0.75%), 3/1/27	199	199,989
Banff Merger Sub, Inc., Term Loan, 3.859%, (1 mo. USD LIBOR + 3.75%), 10/2/25	631	628,753
Buzz Merger Sub, Ltd., Term Loan, 2.859%, (1 mo. USD LIBOR + 2.75%), 1/29/27	149	147,757
Cambium Learning Group, Inc., Term Loan, 5.25%, (3 mo. USD LIBOR + 4.50%, Floor 0.75%), 12/18/25	142	142,022
Cloudera, Inc., Term Loan, 3.25%, (1 mo. USD LIBOR + 2.50%, Floor 0.75%), 12/22/27	1,000	999,375
CommScope, Inc., Term Loan, 3.359%, (1 mo. USD LIBOR + 3.25%), 4/6/26	790	786,113
Cornerstone OnDemand, Inc., Term Loan, 4.361%, (1 mo. USD LIBOR + 4.25%), 4/22/27	351	351,807
CPI International, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), 7/26/24	113	112,774
Cvent, Inc., Term Loan, 3.90%, (2 mo. USD LIBOR + 3.75%), 11/29/24	249	243,684
Delta TopCo, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 12/1/27	350	350,000
E2OPEN, LLC, Term Loan, 10/29/27(6)	500	500,000
ECI Macola Max Holdings, LLC, Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 11/9/27	574	572,845
Epicor Software Corporation, Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 7/30/27	1,030	1,028,160
EXC Holdings III Corp., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 12/2/24	589	590,513
Finastra USA, Inc., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), 6/13/24	465	456,682
Fiserv Investment Solutions, Inc., Term Loan, 4.189%, (3 mo. USD LIBOR + 4.00%), 2/18/27	347	347,664
Hyland Software, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 7/1/24	1,294	1,294,636
Imperva, Inc., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), 1/12/26	75	74,678
Imprivata, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.75%, Floor 0.50%), 12/1/27	325	324,729
Borrower/Description	Principal Amount (000's omitted)	Value
Electronics/Electrical (continued)
Informatica, LLC, Term Loan, 3.36%, (1 mo. USD LIBOR + 3.25%), 2/25/27	$892	$ 886,268
LogMeIn, Inc., Term Loan, 4.854%, (1 mo. USD LIBOR + 4.75%), 8/31/27	200	199,268
MA FinanceCo., LLC, Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), 6/5/25	173	174,217
Marcel LUX IV S.a.r.l., Term Loan, 3.359%, (1 mo. USD LIBOR + 3.25%), 3/15/26	346	344,308
Milano Acquisition Corp., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 10/1/27	649	647,627
Mirion Technologies, Inc., Term Loan, 4.203%, (3 mo. USD LIBOR + 4.00%), 3/6/26	99	99,803
NCR Corporation, Term Loan, 2.72%, (3 mo. USD LIBOR + 2.50%), 8/28/26	120	119,338
Panther Commercial Holdings L.P, Term Loan, 4.712%, (3 mo. USD LIBOR + 4.50%), 1/7/28	375	374,219
ProQuest, LLC, Term Loan, 3.359%, (1 mo. USD LIBOR + 3.25%), 10/23/26	732	728,729
Rackspace Hosting, Inc., Term Loan, 3.50%, (3 mo. USD LIBOR + 2.75%, Floor 0.75%), 2/15/28	400	397,350
RealPage, Inc., Term Loan, 2/17/28(6)	550	548,052
Recorded Books, Inc., Term Loan, 4.109%, (1 mo. USD LIBOR + 4.00%), 8/29/25	350	349,016
Redstone Buyer, LLC, Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 9/1/27	424	426,764
Renaissance Holding Corp., Term Loan, 3.359%, (1 mo. USD LIBOR + 3.25%), 5/30/25	481	470,129
SkillSoft Corporation:
Term Loan, 8.50%, (3 mo. USD LIBOR + 7.50%, Floor 1.00%), 12/27/24	31	31,804
Term Loan - Second Lien, 8.50%, (3 mo. USD LIBOR + 7.50%, Floor 1.00%), 4/27/25	102	102,122
Solera, LLC, Term Loan, 2.859%, (1 mo. USD LIBOR + 2.75%), 3/3/23	689	686,002
Sophia, L.P., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 10/7/27	748	748,593
SS&C European Holdings S.a.r.l., Term Loan, 1.859%, (1 mo. USD LIBOR + 1.75%), 4/16/25	182	180,654
SS&C Technologies, Inc., Term Loan, 1.859%, (1 mo. USD LIBOR + 1.75%), 4/16/25	244	241,936
SurveyMonkey, Inc., Term Loan, 3.84%, (1 week USD LIBOR + 3.75%), 10/10/25	497	496,827
Symplr Software, Inc., Term Loan, 5.25%, (6 mo. USD LIBOR + 4.50%, Floor 0.75%), 12/22/27	100	100,450
Tech Data Corporation, Term Loan, 3.609%, (1 mo. USD LIBOR + 3.50%), 6/30/25	124	124,880
Tibco Software, Inc., Term Loan, 3.86%, (1 mo. USD LIBOR + 3.75%), 6/30/26	614	608,231

See Notes to Financial Statements.

Calvert
Floating-Rate Advantage Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Electronics/Electrical (continued)
TTM Technologies, Inc., Term Loan, 2.615%, (1 mo. USD LIBOR + 2.50%), 9/28/24	$101	$ 100,667
Ultimate Software Group, Inc. (The):
Term Loan, 3.859%, (1 mo. USD LIBOR + 3.75%), 5/4/26	419	419,090
Term Loan, 4.00%, (3 mo. USD LIBOR + 3.25%, Floor 0.75%), 5/4/26	423	423,175
Ultra Clean Holdings, Inc., Term Loan, 3.859%, (1 mo. USD LIBOR + 3.75%), 8/27/25	552	554,523
Valkyr Purchaser, LLC, Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 10/29/27	209	210,280
Veritas US, Inc., Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 9/1/25	274	274,425
Vero Parent, Inc., Term Loan, 5.50%, (3 mo. USD LIBOR + 4.75%, Floor 0.75%), 8/16/24	145	145,417
VS Buyer, LLC, Term Loan, 3.109%, (1 mo. USD LIBOR + 3.00%), 2/28/27	967	966,285
Vungle, Inc., Term Loan, 5.609%, (1 mo. USD LIBOR + 5.50%), 9/30/26	248	249,119
		$ 23,033,262
Equipment Leasing — 2.2%
Avolon TLB Borrower 1 (US), LLC:
Term Loan, 2.50%, (1 mo. USD LIBOR + 1.75%, Floor 0.75%), 1/15/25	$950	$ 948,037
Term Loan, 3.25%, (1 mo. USD LIBOR + 2.50%, Floor 0.75%), 12/1/27	200	199,763
Delos Finance S.a.r.l., Term Loan, 1.953%, (3 mo. USD LIBOR + 1.75%), 10/6/23	950	949,332
		$ 2,097,132
Financial Intermediaries — 2.6%
Aretec Group, Inc., Term Loan, 4.359%, (1 mo. USD LIBOR + 4.25%), 10/1/25	$491	$ 492,386
Edelman Financial Center, LLC, Term Loan, 4/7/28(6)	300	298,950
FinCo I, LLC, Term Loan, 2.609%, (1 mo. USD LIBOR + 2.50%), 6/27/25	769	766,021
Focus Financial Partners, LLC, Term Loan, 2.109%, (1 mo. USD LIBOR + 2.00%), 7/3/24	174	171,622
Harbourvest Partners, LLC, Term Loan, 2.356%, (1 mo. USD LIBOR + 2.25%), 3/3/25	40	39,329
Victory Capital Holdings, Inc., Term Loan, 2.439%, (3 mo. USD LIBOR + 2.25%), 7/1/26	282	279,468
Virtus Investment Partners, Inc., Term Loan, 3.00%, (6 mo. USD LIBOR + 2.25%, Floor 0.75%), 6/1/24	429	427,215
		$ 2,474,991
Food Products — 2.2%
Alphabet Holding Company, Inc., Term Loan, 3.609%, (1 mo. USD LIBOR + 3.50%), 9/26/24	$346	$ 344,524
Borrower/Description	Principal Amount (000's omitted)	Value
Food Products (continued)
Froneri International, Ltd.:
Term Loan, 2.359%, (1 mo. USD LIBOR + 2.25%), 1/29/27	$521	$ 514,509
Term Loan - Second Lien, 5.859%, (1 mo. USD LIBOR + 5.75%), 1/31/28	350	355,469
Hearthside Food Solutions, LLC, Term Loan, 6.00%, (1 mo. USD LIBOR + 5.00%, Floor 1.00%), 5/23/25	50	49,811
Journey Personal Care Corp., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.25%, Floor 0.75%), 3/1/28	400	401,000
Nomad Foods Europe Midco Limited, Term Loan, 2.356%, (1 mo. USD LIBOR + 2.25%), 5/15/24	297	294,602
Triton Water Holdings, Inc, Term Loan, 3/31/28(6)	175	174,609
		$ 2,134,524
Food Service — 0.7%
IRB Holding Corp.:
Term Loan, 3.75%, (USD LIBOR + 2.75%, Floor 1.00%), 2/5/25(7)	$314	$ 311,950
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), 12/15/27	249	249,130
US Foods, Inc., Term Loan, 2.109%, (1 mo. USD LIBOR + 2.00%), 9/13/26	148	145,134
		$ 706,214
Food/Drug Retailers — 0.2%
BW Gas & Convenience Holdings, LLC, Term Loan, 6.36%, (1 mo. USD LIBOR + 6.25%), 11/18/24	$188	$ 190,157
		$ 190,157
Health Care — 14.6%
Accelerated Health Systems, LLC, Term Loan, 3.611%, (1 mo. USD LIBOR + 3.50%), 10/31/25	$49	$ 48,692
ADMI Corp., Term Loan, 2.865%, (1 mo. USD LIBOR + 2.75%), 4/30/25	322	317,844
Alliance Healthcare Services, Inc., Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), 10/24/23	176	165,086
athenahealth, Inc., Term Loan, 4.453%, (3 mo. USD LIBOR + 4.25%), 2/11/26	718	720,654
Avantor Funding, Inc., Term Loan, 3.25%, (1 mo. USD LIBOR + 2.25%, Floor 1.00%), 11/21/24	648	649,147
BioClinica Holding I, L.P., Term Loan, 5.25%, (1 mo. USD LIBOR + 4.25%, Floor 1.00%), 10/20/23	292	292,352
Cano Health, LLC:
Term Loan, 4.75%, 11/19/27(8)	40	40,114
Term Loan, 5.50%, (6 mo. USD LIBOR + 4.75%, Floor 0.75%), 11/19/27	110	109,752
Change Healthcare Holdings, LLC, Term Loan, 3.50%, (USD LIBOR + 2.50%, Floor 1.00%), 3/1/24(7)	599	598,854

See Notes to Financial Statements.

Calvert
Floating-Rate Advantage Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Health Care (continued)
CHG Healthcare Services, Inc., Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), 6/7/23	$595	$ 594,527
CryoLife, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), 12/1/24	547	548,848
Ensemble RCM, LLC, Term Loan, 3.962%, (3 mo. USD LIBOR + 3.75%), 8/3/26	448	448,144
Envision Healthcare Corporation, Term Loan, 3.859%, (1 mo. USD LIBOR + 3.75%), 10/10/25	489	422,430
Greatbatch, Ltd., Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 10/27/22	314	314,460
Hanger, Inc., Term Loan, 3.609%, (1 mo. USD LIBOR + 3.50%), 3/6/25	692	692,612
IQVIA, Inc., Term Loan, 1.953%, (3 mo. USD LIBOR + 1.75%), 6/11/25	494	491,557
Medical Solutions, LLC, Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), 6/14/24	546	547,274
MPH Acquisition Holdings, LLC, Term Loan, 3.75%, (3 mo. USD LIBOR + 2.75%, Floor 1.00%), 6/7/23	936	932,544
National Mentor Holdings, Inc.:
Term Loan, 0.50%, 2/18/28(8)	24	23,958
Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/18/28	219	217,543
Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/18/28	7	7,278
Navicure, Inc., Term Loan, 4.109%, (1 mo. USD LIBOR + 4.00%), 10/22/26	597	598,241
One Call Corporation, Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), 11/27/22	166	165,393
Ortho-Clinical Diagnostics S.A., Term Loan, 3.359%, (1 mo. USD LIBOR + 3.25%), 6/30/25	745	744,698
Parexel International Corporation, Term Loan, 2.859%, (1 mo. USD LIBOR + 2.75%), 9/27/24	350	346,254
Project Ruby Ultimate Parent Corp., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 3/3/28	400	398,833
Radiology Partners, Inc., Term Loan, 4.79%, (USD LIBOR + 4.25%), 7/9/25(7)	491	487,997
RadNet, Inc., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), 6/30/23	458	458,749
Select Medical Corp., Term Loan, 2.36%, (1 mo. USD LIBOR + 2.25%), 3/6/25	822	819,379
Sunshine Luxembourg VII S.a.r.l., Term Loan, 10/1/26(6)	150	150,107
Surgery Center Holdings, Inc.:
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), 9/3/24	100	98,994
Term Loan, 9.00%, (1 mo. USD LIBOR + 8.00%, Floor 1.00%), 9/3/24	247	252,450
U.S. Anesthesia Partners, Inc., Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), 6/23/24	447	442,184
US Radiology Specialists, Inc., Term Loan, 6.25%, (3 mo. USD LIBOR + 5.50%, Floor 0.75%), 12/10/27	300	301,123
Borrower/Description	Principal Amount (000's omitted)	Value
Health Care (continued)
Verscend Holding Corp.:
Term Loan, 8/27/25(6)	$75	$ 75,000
Term Loan, 4.607%, (1 mo. USD LIBOR + 4.50%), 8/27/25	490	491,897
		$ 14,014,969
Home Furnishings — 1.0%
Mattress Firm, Inc, Term Loan, 6.25%, (6 mo. USD LIBOR + 5.25%, Floor 1.00%), 11/26/27	$341	$ 346,369
Serta Simmons Bedding, LLC:
Term Loan, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), 8/10/23	152	154,214
Term Loan - Second Lien, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), 8/10/23	504	484,992
		$ 985,575
Industrial Equipment — 6.5%
Alliance Laundry Systems, LLC, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 10/8/27	$374	$ 373,751
Altra Industrial Motion Corp., Term Loan, 2.109%, (1 mo. USD LIBOR + 2.00%), 10/1/25	57	56,297
Apex Tool Group, LLC, Term Loan, 6.50%, (1 mo. USD LIBOR + 5.25%, Floor 1.25%), 8/1/24	157	156,698
CFS Brands, LLC, Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), 3/20/25	144	138,621
Clark Equipment Company, Term Loan, 1.953%, (3 mo. USD LIBOR + 1.75%), 5/18/24	590	585,948
CPM Holdings, Inc., Term Loan, 3.615%, (1 mo. USD LIBOR + 3.50%), 11/17/25	318	311,192
DexKo Global, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 7/24/24	242	241,626
Engineered Machinery Holdings, Inc., Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), 7/19/24	349	348,288
EWT Holdings III Corp.:
Term Loan, 3/17/28(6)	125	124,609
Term Loan, 2.609%, (1 mo. USD LIBOR + 2.50%), 12/20/24	664	664,041
Filtration Group Corporation, Term Loan, 3.109%, (1 mo. USD LIBOR + 3.00%), 3/29/25	490	483,597
Gardner Denver, Inc.:
Term Loan, 1.859%, (1 mo. USD LIBOR + 1.75%), 3/1/27	25	24,503
Term Loan, 2.859%, (1 mo. USD LIBOR + 2.75%), 3/1/27	620	619,860
Granite Holdings US Acquisition Co., Term Loan, 4.203%, (3 mo. USD LIBOR + 4.00%), 9/30/26	249	249,105
Hayward Industries, Inc., Term Loan, 3.609%, (1 mo. USD LIBOR + 3.50%), 8/5/24	428	428,332
Ingersoll-Rand Services Company, Term Loan, 1.859%, (1 mo. USD LIBOR + 1.75%), 3/1/27	99	98,010

See Notes to Financial Statements.

Calvert
Floating-Rate Advantage Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Industrial Equipment (continued)
LTI Holdings, Inc., Term Loan, 3.609%, (1 mo. USD LIBOR + 3.50%), 9/6/25	$247	$ 244,175
Robertshaw US Holding Corp., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), 2/28/25	213	200,264
Titan Acquisition Limited, Term Loan, 3.267%, (6 mo. USD LIBOR + 3.00%), 3/28/25	291	285,725
Vertical US Newco, Inc., Term Loan, 4.478%, (6 mo. USD LIBOR + 4.25%), 7/30/27	299	300,247
Welbilt, Inc., Term Loan, 2.607%, (1 mo. USD LIBOR + 2.50%), 10/23/25	300	288,750
		$ 6,223,639
Insurance — 3.7%
Alliant Holdings Intermediate, LLC:
Term Loan, 3.359%, (1 mo. USD LIBOR + 3.25%), 5/9/25	$246	$ 243,015
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.75%, Floor 0.50%), 10/8/27	99	99,390
AmWINS Group, Inc., Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), 2/19/28	499	496,123
AssuredPartners, Inc., Term Loan, 3.609%, (1 mo. USD LIBOR + 3.50%), 2/12/27	371	367,158
Asurion, LLC:
Term Loan, 3.359%, (1 mo. USD LIBOR + 3.25%), 12/23/26	748	744,229
Term Loan, 3.359%, (1 mo. USD LIBOR + 3.25%), 7/31/27	40	39,754
Term Loan - Second Lien, 5.359%, (1 mo. USD LIBOR + 5.25%), 1/31/28	50	50,987
Hub International Limited, Term Loan, 3.215%, (3 mo. USD LIBOR + 3.00%), 4/25/25	510	503,975
NFP Corp., Term Loan, 3.359%, (1 mo. USD LIBOR + 3.25%), 2/15/27	345	340,198
Ryan Specialty Group, LLC, Term Loan, 3.75%, (1 mo. USD LIBOR + 3.00%, Floor 0.75%), 9/1/27	199	199,332
USI, Inc., Term Loan, 3.203%, (3 mo. USD LIBOR + 3.00%), 5/16/24	438	433,465
		$ 3,517,626
Leisure Goods/Activities/Movies — 3.0%
AMC Entertainment Holdings, Inc., Term Loan, 3.195%, (3 mo. USD LIBOR + 3.00%), 4/22/26	$290	$ 252,273
Bombardier Recreational Products, Inc., Term Loan, 2.109%, (1 mo. USD LIBOR + 2.00%), 5/24/27	685	678,293
ClubCorp Holdings, Inc., Term Loan, 2.953%, (3 mo. USD LIBOR + 2.75%), 9/18/24	198	186,567
Crown Finance US, Inc.:
Term Loan, 3.50%, (6 mo. USD LIBOR + 2.50%, Floor 1.00%), 2/28/25	384	328,881
Term Loan, 15.45%, (3 mo. USD LIBOR + 15.25%), 7.20% cash, 8.25% PIK, 5/23/24	52	65,906
Borrower/Description	Principal Amount (000's omitted)	Value
Leisure Goods/Activities/Movies (continued)
Delta 2 (LUX) S.a.r.l., Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 2/1/24	$525	$ 520,515
Match Group, Inc., Term Loan, 1.948%, (3 mo. USD LIBOR + 1.75%), 2/13/27	500	496,771
Travel Leaders Group, LLC, Term Loan, 4.109%, (1 mo. USD LIBOR + 4.00%), 1/25/24	392	369,001
		$ 2,898,207
Lodging and Casinos — 0.8%
ESH Hospitality, Inc., Term Loan, 2.109%, (1 mo. USD LIBOR + 2.00%), 9/18/26	$375	$ 372,930
Playa Resorts Holding B.V., Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 4/29/24	416	400,078
		$ 773,008
Publishing — 2.1%
Alchemy Copyrights, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 3/10/28	$348	$ 349,993
Ascend Learning, LLC, Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), 7/12/24	824	822,908
Getty Images, Inc., Term Loan, 4.625%, (1 mo. USD LIBOR + 4.50%), 2/19/26	416	412,401
LSC Communications, Inc., Term Loan, 0.00%, 9/30/22(9)	130	10,661
Nielsen Finance, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 6/4/25	451	453,532
		$ 2,049,495
Radio and Television — 3.3%
Diamond Sports Group, LLC, Term Loan, 3.36%, (1 mo. USD LIBOR + 3.25%), 8/24/26	$171	$ 121,508
E.W. Scripps Company (The), Term Loan, 3.31%, (1 mo. USD LIBOR + 2.56%, Floor 0.75%), 5/1/26	499	496,730
Entercom Media Corp., Term Loan, 2.609%, (1 mo. USD LIBOR + 2.50%), 11/18/24	308	301,681
Gray Television, Inc., Term Loan, 2.615%, (1 mo. USD LIBOR + 2.50%), 1/2/26	673	668,968
iHeartCommunications, Inc., Term Loan, 3.109%, (1 mo. USD LIBOR + 3.00%), 5/1/26	420	415,453
Sinclair Television Group, Inc., Term Loan, 2.61%, (1 mo. USD LIBOR + 2.50%), 9/30/26	595	588,767
Terrier Media Buyer, Inc., Term Loan, 3.609%, (1 mo. USD LIBOR + 3.50%), 12/17/26	371	368,130
Univision Communications, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 3/15/26	230	230,071
		$ 3,191,308

See Notes to Financial Statements.

Calvert
Floating-Rate Advantage Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Retailers (Except Food and Drug) — 1.4%
BJ's Wholesale Club, Inc., Term Loan, 2.106%, (1 mo. USD LIBOR + 2.00%), 2/3/24	$263	$ 262,912
CNT Holdings I Corp., Term Loan, 4.50%, (2 mo. USD LIBOR + 3.75%, Floor 0.75%), 11/8/27	350	349,562
Hoya Midco, LLC, Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), 6/30/24	193	189,818
Petsmart, Inc., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/12/28	550	549,771
		$ 1,352,063
Steel — 1.8%
Atkore International, Inc., Term Loan, 3.75%, (3 mo. USD LIBOR + 2.75%, Floor 1.00%), 12/22/23	$747	$ 749,543
Phoenix Services International, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 3/1/25	243	240,833
Zekelman Industries, Inc., Term Loan, 2.11%, (1 mo. USD LIBOR + 2.00%), 1/24/27	752	744,043
		$ 1,734,419
Surface Transport — 0.9%
Avis Budget Car Rental, LLC, Term Loan, 2.36%, (1 mo. USD LIBOR + 2.25%), 8/6/27	$519	$ 507,043
PODS, LLC, Term Loan, 3/31/28(6)	400	398,583
		$ 905,626
Telecommunications — 4.9%
CenturyLink, Inc., Term Loan, 2.359%, (1 mo. USD LIBOR + 2.25%), 3/15/27	$964	$ 954,061
Colorado Buyer, Inc., Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), 5/1/24	388	373,370
Digicel International Finance Limited, Term Loan, 3.51%, (6 mo. USD LIBOR + 3.25%), 5/28/24	242	230,215
Intelsat Jackson Holdings S.A.:
DIP Loan, 6.50%, (3 mo. USD LIBOR + 5.50%, Floor 1.00%), 7/13/22	170	172,871
Term Loan, 8.00%, (USD Prime + 4.75%), 11/27/23	574	584,643
Level 3 Financing, Inc., Term Loan, 1.859%, (1 mo. USD LIBOR + 1.75%), 3/1/27	439	433,514
SBA Senior Finance II, LLC, Term Loan, 1.86%, (1 mo. USD LIBOR + 1.75%), 4/11/25	676	669,022
Syniverse Holdings, Inc., Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 3/9/23	242	239,750
Zayo Group Holdings, Inc., Term Loan, 3.109%, (1 mo. USD LIBOR + 3.00%), 3/9/27	181	179,669
Ziggo Financing Partnership, Term Loan, 2.606%, (1 mo. USD LIBOR + 2.50%), 4/30/28	900	892,063
		$ 4,729,178
Borrower/Description	Principal Amount (000's omitted)	Value
Utilities — 0.9%
Calpine Corporation, Term Loan, 2.61%, (1 mo. USD LIBOR + 2.50%), 12/16/27	$327	$ 324,951
USIC Holdings, Inc., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), 12/8/23	495	493,663
		$ 818,614
Total Senior Floating Rate Loans (identified cost $110,774,366)		$111,459,618

Warrants — 0.0%(1)

Security	Shares	Value
Health Care Providers & Services — 0.0%(1)
THAIHOT Investment Company US Limited, Exp. 10/13/27(2)(3)(10)	5	$ 2,522
THAIHOT Investment Company US Limited (Contingent Warrants), Exp. 10/13/27(2)(3)(10)	299	0
Total Warrants (identified cost $0)		$ 2,522

Short-Term Investments — 5.9%

Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.07%(11)	5,694,100	$ 5,694,669
Total Short-Term Investments (identified cost $5,694,669)		$ 5,694,669
Total Investments — 126.8% (identified cost $120,724,970)		$121,599,761
Less Unfunded Loan Commitments — (0.1)%		$ (111,776)

Net Investments — 126.7% (identified cost $120,613,194)	$121,487,985
Note Payable — (18.8)%	$ (18,000,000)

Other Assets, Less Liabilities — (7.9)%	$ (7,576,051)
Net Assets — 100.0%	$ 95,911,934

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Amount is less than 0.05%.
(2)	Non-income producing security.
(3)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

See Notes to Financial Statements.

Calvert
Floating-Rate Advantage Fund
March 31, 2021
Schedule of Investments (Unaudited) — continued

(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2021, the aggregate value of these securities is $2,497,463 or 2.6% of the Fund's net assets.
(5)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate ("LIBOR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Base lending rates may be subject to a floor, or minimum rate. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(6)	This Senior Loan will settle after March 31, 2021, at which time the interest rate will be determined.
(7)	The stated interest rate represents the weighted average interest rate at March 31, 2021 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(8)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At March 31, 2021, the total value of unfunded loan commitments is $111,481. See Note 1E for description.
(9)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(10)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 1A).
(11)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of
March 31, 2021.

Abbreviations:
DIP	– Debtor In Possession
LIBOR	– London Interbank Offered Rate
PIK	– Payment In Kind

Currency Abbreviations:
USD	– United States Dollar

See Notes to Financial Statements.

Calvert
Floating-Rate Advantage Fund
March 31, 2021
Statement of Assets and Liabilities (Unaudited)

March 31, 2021
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $114,918,525)	$ 115,793,316
Investments in securities of affiliated issuers, at value (identified cost $5,694,669)	5,694,669
Cash	897,590
Receivable for investments sold	630,800
Receivable for capital shares sold	1,135,462
Interest receivable	188,348
Dividends receivable - affiliated	397
Receivable from affiliate	13,165
Trustees' deferred compensation plan	1,555
Prepaid upfront fees on note payable	21,372
Prepaid expenses	5,733
Total assets	$124,382,407
Liabilities
Payable for investments purchased	$ 10,255,125
Payable for capital shares redeemed	45,652
Distributions payable	24,173
Payable to affiliates:
Investment advisory fee	43,649
Administrative fee	9,222
Distribution and service fees	520
Sub-transfer agency fee	315
Trustees' deferred compensation plan	1,555
Accrued expenses	90,262
Note payable	18,000,000
Total liabilities	$ 28,470,473
Net Assets	$ 95,911,934
Sources of Net Assets
Paid-in capital	$ 97,227,320
Accumulated loss	(1,315,386)
Total	$ 95,911,934
Class A Shares
Net Assets	$ 2,450,467
Shares Outstanding	258,497
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 9.48
Maximum Offering Price Per Share (100 ÷ 96.25 of net asset value per share)	$ 9.85
Class I Shares
Net Assets	$ 41,633,364
Shares Outstanding	4,396,522
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 9.47
Class R6 Shares
Net Assets	$ 51,828,103
Shares Outstanding	5,474,196
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 9.47

On sales of $50,000 or more, the offering price of Class A shares is reduced.

See Notes to Financial Statements.

Calvert
Floating-Rate Advantage Fund
March 31, 2021
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2021
Investment Income
Dividend income	$ 17,355
Dividend income - affiliated issuers	1,609
Interest and other income	2,068,718
Total investment income	$2,087,682
Expenses
Investment advisory fee	$ 233,709
Administrative fee	48,459
Distribution and service fees:
Class A	2,938
Trustees' fees and expenses	2,133
Custodian fees	5,271
Transfer agency fees and expenses	15,229
Accounting fees	9,506
Professional fees	22,614
Registration fees	28,170
Reports to shareholders	8,991
Interest expense and fees	134,337
Miscellaneous	6,318
Total expenses	$ 517,675
Waiver and/or reimbursement of expenses by affiliate	$ (73,058)
Net expenses	$ 444,617
Net investment income	$1,643,065
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ 73,667
Investment securities - affiliated issuers	(322)
Net realized gain	$ 73,345
Change in unrealized appreciation (depreciation):
Investment securities	$ 1,936,404
Investment securities - affiliated issuers	322
Net change in unrealized appreciation (depreciation)	$1,936,726
Net realized and unrealized gain	$2,010,071
Net increase in net assets from operations	$3,653,136

See Notes to Financial Statements.

Calvert
Floating-Rate Advantage Fund
March 31, 2021
Statements of Changes in Net Assets

	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 1,643,065	$ 2,635,050
Net realized gain (loss)	73,345	(566,268)
Net change in unrealized appreciation (depreciation)	1,936,726	82,277
Net increase in net assets from operations	$ 3,653,136	$ 2,151,059
Distributions to shareholders:
Class A	$ (45,589)	$ (109,415)
Class I	(618,265)	(831,086)
Class R6	(998,320)	(1,704,071)
Total distributions to shareholders	$ (1,662,174)	$ (2,644,572)
Capital share transactions:
Class A	$ 61,653	$ (795,507)
Class I	13,981,194	12,269,624
Class R6	6,691,433	12,159,621
Net increase in net assets from capital share transactions	$20,734,280	$23,633,738
Net increase in net assets	$22,725,242	$23,140,225
Net Assets
At beginning of period	$ 73,186,692	$ 50,046,467
At end of period	$95,911,934	$73,186,692

See Notes to Financial Statements.

Calvert
Floating-Rate Advantage Fund
March 31, 2021
Statement of Cash Flows

Six Months Ended
March 31, 2021 (Unaudited)
Cash Flows From Operating Activities
Net increase in net assets from operations	$ 3,653,136
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Investments purchased	(37,450,544)
Investments sold and principal repayments	19,563,289
Increase in short-term investments, net	(2,315,811)
Net amortization/accretion of premium (discount)	(187,692)
Amortization of prepaid upfront fees on note payable	11,352
Increase in interest receivable	(19,466)
Increase in dividends receivable - affiliated	(99)
Increase in receivable from affiliate	(1,774)
Decrease in prepaid expenses	81
Increase in Trustee's deferred compensation plan	(602)
Increase in payable to affiliate for investment advisory fee	8,853
Increase in payable to affiliate for administrative fee	1,926
Increase in payable to affiliate for distribution and services fees	40
Increase in payable to affiliate for sub-transfer agency fee	61
Increase in payable to affiliate for Trustees' deferred compensation plan	602
Increase in accrued expenses	3,857
Increase in unfunded loan committments	26,749
Net change in unrealized (appreciation) depreciation on investments	(1,936,726)
Net realized gain from investments	(73,345)
Net cash used in operating activities	$(18,716,113)
Cash Flows From Financing Activities
Cash distributions paid to shareholders	$ (118,968)
Proceeds from capital shares sold	26,498,171
Capital shares redeemed	(9,096,900)
Prepaid upfront fees on note payable	(22,500)
Proceeds from note payable	4,000,000
Repayments of note payable	(3,000,000)
Net cash provided by financing activities	$ 18,259,803
Net decrease in cash	$ (456,310)
Cash at beginning of period	$ 1,353,900
Cash at end of period	$ 897,590
Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of:
Reinvestment of dividends and distributions	$ 1,532,264
Cash paid for interest and fees on borrowings	$ 143,669

See Notes to Financial Statements.

Calvert
Floating-Rate Advantage Fund
March 31, 2021
Financial Highlights

	Class A
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30,		Period Ended September 30,
		2020	2019	2018 (1)
Net asset value — Beginning of period	$ 9.23	$ 9.73	$ 9.97	$10.00
Income (Loss) From Operations
Net investment income(2)	$ 0.18	$ 0.39	$ 0.47	$ 0.38
Net realized and unrealized gain (loss)	0.25	(0.50)	(0.24)	(0.06)
Total income (loss) from operations	$ 0.43	$ (0.11)	$ 0.23	$ 0.32
Less Distributions
From net investment income	$ (0.18)	$ (0.39)	$ (0.47)	$ (0.35)
Total distributions	$ (0.18)	$ (0.39)	$ (0.47)	$ (0.35)
Net asset value — End of period	$ 9.48	$ 9.23	$ 9.73	$ 9.97
Total Return(3)	4.72% (4)	(1.05)%	2.42%	3.25% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,450	$2,329	$3,286	$3,090
Ratios (as a percentage of average daily net assets):(5)
Total expenses(6)	1.57% (7)	1.83%	2.29%	2.48% (7)
Net expenses(6)	1.34% (7)	1.53%	1.98%	2.13% (7)
Net investment income	3.84% (7)	4.20%	4.86%	3.93% (7)
Portfolio Turnover	20% (4)	32%	44%	35% (4)

(1)	For the period from the start of business, October 10, 2017, to September 30, 2018.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Includes interest expense and fees and other borrowing costs of 0.33%, 0.54%, 0.96% and 1.07% for the six months ended March 31, 2021, the years ended September 30, 2020, 2019 and the period ended September 30, 2018, respectively.
(7)	Annualized.

See Notes to Financial Statements.

Calvert
Floating-Rate Advantage Fund
March 31, 2021
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30,		Period Ended September 30,
		2020	2019	2018 (1)
Net asset value — Beginning of period	$ 9.22	$ 9.73	$ 9.97	$ 10.00
Income (Loss) From Operations
Net investment income(2)	$ 0.19	$ 0.40	$ 0.49	$ 0.40
Net realized and unrealized gain (loss)	0.25	(0.50)	(0.23)	(0.06)
Total income (loss) from operations	$ 0.44	$ (0.10)	$ 0.26	$ 0.34
Less Distributions
From net investment income	$ (0.19)	$ (0.41)	$ (0.50)	$ (0.37)
Total distributions	$ (0.19)	$ (0.41)	$ (0.50)	$ (0.37)
Net asset value — End of period	$ 9.47	$ 9.22	$ 9.73	$ 9.97
Total Return(3)	4.85% (4)	(0.83)%	2.57%	3.48% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$41,633	$26,958	$14,749	$26,452
Ratios (as a percentage of average daily net assets):(5)
Total expenses(6)	1.31% (7)	1.50%	2.02%	2.06% (7)
Net expenses(6)	1.09% (7)	1.21%	1.70%	1.67% (7)
Net investment income	4.04% (7)	4.34%	5.05%	4.10% (7)
Portfolio Turnover	20% (4)	32%	44%	35% (4)

(1)	For the period from the start of business, October 10, 2017, to September 30, 2018.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Includes interest expense and fees and other borrowing costs of 0.33%, 0.47%, 0.93% and 0.91% for the six months ended March 31, 2021, the years ended September 30, 2020, 2019 and the period ended September 30, 2018, respectively.
(7)	Annualized.

See Notes to Financial Statements.

Calvert
Floating-Rate Advantage Fund
March 31, 2021
Financial Highlights — continued

	Class R6
	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30,		Period Ended September 30,
		2020	2019	2018 (1)
Net asset value — Beginning of period	$ 9.22	$ 9.72	$ 9.96	$ 10.00
Income (Loss) From Operations
Net investment income(2)	$ 0.19	$ 0.41	$ 0.50	$ 0.37
Net realized and unrealized gain (loss)	0.25	(0.50)	(0.24)	(0.04)
Total income (loss) from operations	$ 0.44	$ (0.09)	$ 0.26	$ 0.33
Less Distributions
From net investment income	$ (0.19)	$ (0.41)	$ (0.50)	$ (0.37)
Total distributions	$ (0.19)	$ (0.41)	$ (0.50)	$ (0.37)
Net asset value — End of period	$ 9.47	$ 9.22	$ 9.72	$ 9.96
Total Return(3)	4.85% (4)	(0.83)%	2.67%	3.35% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$51,828	$43,899	$32,011	$52,592
Ratios (as a percentage of average daily net assets):(5)
Total expenses(6)	1.24% (7)	1.44%	1.99%	1.74% (7)
Net expenses(6)	1.09% (7)	1.23%	1.72%	1.44% (7)
Net investment income	4.08% (7)	4.40%	5.08%	3.81% (7)
Portfolio Turnover	20% (4)	32%	44%	35% (4)

(1)	For the period from the start of business, October 10, 2017, to September 30, 2018.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Includes interest expense and fees and other borrowing costs of 0.33%, 0.49%, 0.95% and 0.69% for the six months ended March 31, 2021, the years ended September 30, 2020, 2019 and the period ended September 30, 2018, respectively.
(7)	Annualized.

See Notes to Financial Statements.

Calvert
Floating-Rate Advantage Fund
March 31, 2021
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert Floating-Rate Advantage Fund (the Fund) is a diversified series of Calvert Management Series (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to provide a high level of current income. The Fund invests primarily in senior floating-rate loans of domestic and foreign borrowers.
The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.80% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ Global or Global Select Market are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Debt Securities. Debt securities are generally valued based on valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Senior Floating-Rate Loans. Interests in senior floating-rate loans for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service, and are categorized as Level 2 in the hierarchy.
Affiliated Fund. The Fund may invest in Calvert Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Calvert Research and Management (CRM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day and are categorized as Level 2 in the hierarchy. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.
Other Securities. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.

Calvert
Floating-Rate Advantage Fund
March 31, 2021
Notes to Financial Statements (Unaudited) — continued

Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund's adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of March 31, 2021, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks	$ —	$ 190,389	$ —	$ 190,389
Corporate Bonds	—	3,354,524	—	3,354,524
Exchange-Traded Funds	847,998	—	—	847,998
Preferred Stocks	—	50,041	—	50,041
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	111,347,842	—	111,347,842
Warrants	—	—	2,522	2,522
Short-Term Investments	—	5,694,669	—	5,694,669
Total Investments	$847,998	$120,637,465	$2,522	$121,487,985

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended March 31, 2021 is not presented.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Non-cash dividends are recorded at the fair value of the securities received. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. The Fund may earn certain fees in connection with its investments in senior floating-rate loans. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned.
C  Share Class Accounting— Realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D  Senior Floating Rate Loans— The Fund may invest in direct debt instruments, which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower of the loan. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of such payments by the lender from the borrower. The Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is issuing the participation interest.
E  Unfunded Loan Commitments— The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower's discretion. The commitments, if any, are disclosed in the accompanying Schedule of Investments.

Calvert
Floating-Rate Advantage Fund
March 31, 2021
Notes to Financial Statements (Unaudited) — continued

F  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund declares income distributions daily to shareholders of record at the time of declaration and generally pays them monthly. The Fund makes distributions of net realized capital gains, if any, at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
G  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
H   Indemnifications— Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
J  Interim Financial Statements— The interim financial statements relating to March 31, 2021 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by CRM as compensation for investment advisory services rendered to the Fund. On March 1, 2021, Morgan Stanley acquired Eaton Vance Corp. (the “Transaction”) and CRM became an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, the Fund entered into a new investment advisory agreement (the “New Agreement”) with CRM, which took effect on March 1, 2021. Pursuant to the New Agreement (and the Fund's investment advisory agreement with CRM in effect prior to March 1, 2021), the fee is computed at the following annual rates of the Fund’s average daily gross assets: 0.48% up to and including $1 billion and 0.43% on the excess of $1 billion, and is payable monthly. Gross assets of the Fund are calculated by deducting all liabilities of the Fund except the principal amount of any indebtedness for money borrowed, including debt securities issued by the Fund. For the six months ended March 31, 2021, the investment advisory fee amounted to $233,709 or 0.58% (annualized) of the Fund's average daily net assets. The Fund may invest its cash in Cash Reserves Fund. CRM does not currently receive a fee for advisory services provided to Cash Reserves Fund.
CRM has agreed to reimburse certain of the Fund’s operating expenses (excluding investment advisory, administrative and distribution and service fees) in excess of 0.06% annually for each of Class A, Class I and Class R6 of such class's average daily net assets. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses. The expense reimbursement agreement with CRM may be changed or terminated after January 31, 2022. For the six months ended March 31, 2021, CRM waived or reimbursed expenses of $73,058.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class I and Class R6 and is payable monthly. For the six months ended March 31, 2021, CRM was paid administrative fees of $48,459.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2021 amounted to $2,938 for Class A shares.
The Fund was informed that EVD received $39 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2021. The Fund was also informed that EVD received no contingent deferred sales charges paid by Class A shareholders for the same period.

Calvert
Floating-Rate Advantage Fund
March 31, 2021
Notes to Financial Statements (Unaudited) — continued

Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2021, sub-transfer agency fees and expenses incurred to EVM amounted to $796 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Trustee of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $154,000, plus an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee. The Board chair receives an additional $30,000 ($20,000 prior to January 1, 2021) annual fee and Committee chairs receive an additional $6,000 annual fee. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Trustees. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Fund who are employees of CRM or its affiliates are paid by CRM. Prior to December 31, 2020, an Advisory Council aided the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The Advisory Council consisted of CRM’s Chief Executive Officer and three additional members. For the year ended December 31, 2020, each member (other than CRM’s Chief Executive Officer) was compensated $20,000 for their service on the Advisory Council. Such compensation, and any other compensation and/or expenses incurred by the Advisory Council as may be approved by the Board, was borne by the Calvert funds. For the six months ended March 31, 2021, the Fund’s allocated portion of the Advisory Council compensation and fees was $102, which is included in miscellaneous expense on the Statement of Operations.
3  Investment Activity
During the six months ended March 31, 2021, the cost of purchases and proceeds from sales of investments, other than short-term securities and including paydowns and principal repayments on senior floating rate loans, were $41,760,526 and $19,836,767, respectively.
4  Distributions to Shareholders and Income Tax Information
At September 30, 2020, the Fund, for federal income tax purposes, had deferred capital losses of $2,257,453 which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund's next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2020, $861,129 are short-term and $1,396,324 are long-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2021, as determined on a federal income tax basis, were as follows:
Aggregate cost	$120,619,589
Gross unrealized appreciation	$ 1,702,614
Gross unrealized depreciation	(834,218)
Net unrealized appreciation	$ 868,396
5  Credit Agreement
The Fund has entered into a committed, senior secured 364-day revolving line of credit, as amended (the Agreement) with a bank to borrow up to a limit of $45 million. Borrowings under the Agreement are secured by the assets of the Fund. The Fund is required to maintain a certain borrowing base while borrowings are outstanding. Borrowings may be made for general business purposes, including the purchase of investment securities and temporary or emergency purposes. Interest on advances under the Agreement is accrued at a rate equal to the Fund's option of (a) the London Interbank Offered Rate (which shall not be less than zero) + 0.85% for interest periods of one, three or six months, as requested by the Fund; or (b) the Federal Funds Rate (which shall not be less than zero) + 0.85%. Under the terms of the Agreement, in effect through March 15, 2022, the Fund pays a facility fee of 0.15% per annum on the commitment amount. In connection with the renewal of the Agreement on March 16, 2021, the Fund paid upfront fees of $22,500, which are being amortized to interest expense through March 15, 2022. The unamortized balance at March 31, 2021 is approximately $21,000 and is included in prepaid upfront fees on note payable on the Statement of Assets and Liabilities. At March 31, 2021, the Fund had borrowings outstanding under the Agreement of $18,000,000 at an annual interest rate of 0.96%. Based on the short-term nature of the borrowings under the Agreement and the variable interest rate, the carrying amount of the borrowings at March 31, 2021 approximated its fair value. If measured at fair value, borrowings under the Agreement would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2021. For the six months ended March 31, 2021, the average borrowings under the Agreement and the average annual interest rate (excluding fees) were $16,642,857 and 0.96%, respectively.

Calvert
Floating-Rate Advantage Fund
March 31, 2021
Notes to Financial Statements (Unaudited) — continued

6  Affiliated Funds
At March 31, 2021, the value of the Fund’s investment in affiliated funds was $5,694,669, which represents 5.9% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the six months ended March 31, 2021 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Calvert Cash Reserves Fund, LLC	$3,378,858	$33,144,892	$(30,829,081)	$(322)	$322	$5,694,669	$1,609	5,694,100
7  Capital Shares
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes.
Transactions in capital shares for the six months ended March 31, 2021 and the year ended September 30, 2020 were as follows:
	Six Months Ended March 31, 2021 (Unaudited)		Year Ended September 30, 2020
	Shares	Amount	Shares	Amount
Class A
Shares sold	80,270	$ 763,499	106,942	$ 998,770
Reinvestment of distributions	4,035	38,011	10,050	93,732
Shares redeemed	(78,121)	(739,857)	(202,449)	(1,888,009)
Net increase (decrease)	6,184	$ 61,653	(85,457)	$ (795,507)
Class I
Shares sold	2,034,466	$ 19,253,923	2,526,158	$ 22,563,948
Reinvestment of distributions	63,033	593,560	84,292	778,225
Shares redeemed	(623,847)	(5,866,289)	(1,204,052)	(11,072,549)
Net increase	1,473,652	$13,981,194	1,406,398	$ 12,269,624
Class R6
Shares sold	797,313	$ 7,469,126	1,769,601	$ 14,855,170
Reinvestment of distributions	95,702	900,693	175,811	1,627,711
Shares redeemed	(179,602)	(1,678,386)	(477,523)	(4,323,260)
Net increase	713,413	$ 6,691,433	1,467,889	$ 12,159,621
8  Risks and Uncertainties
Credit Risk
The Fund invests primarily in below investment grade senior floating rate loans, which have speculative characteristics because of the credit risk associated with their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan's value.

Calvert
Floating-Rate Advantage Fund
March 31, 2021
Notes to Financial Statements (Unaudited) — continued

Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.

Calvert
Floating-Rate Advantage Fund
March 31, 2021
Joint Special Meeting of Shareholders (Unaudited)

Calvert Floating-Rate Advantage Fund (the “Fund”) held a Joint Special Meeting of Shareholders with certain other Calvert funds on February 19, 2021 in order to approve a new investment advisory agreement with Calvert Research and Management to serve as the Fund’s investment adviser (the “Proposal”). The shareholder meeting results are as follows:
	Number of Shares(1)
	For	Against	Abstain (2)	Broker Non-Votes(2)
Calvert Floating-Rate Advantage Fund	6,165,276.678	104,076.918	261,573.041	0
(1) Fractional shares were voted proportionately.
(2) Abstentions and broker non-votes (i.e., shares for which a broker returns a proxy but for which (i) the beneficial owner has not voted and (ii) the broker holding the shares does not have discretionary authority to vote on the particular matter) were treated as shares that were present at the meeting for purposes of establishing a quorum, but had the effect of a negative vote on the Proposal.

Calvert
Floating-Rate Advantage Fund
March 31, 2021
Board of Trustees' Contract Approval

Overview of the Board Evaluation Process
Even though the following description of the Board’s consideration of investment advisory and, as applicable, sub-advisory agreements covers multiple funds, for purposes of this shareholder report, the description is only relevant as to Calvert Floating-Rate Advantage Fund.
Fund	Investment Adviser	Investment Sub-Adviser
Calvert Floating-Rate Advantage Fund	Calvert Research and Management	None
Following the public announcement of Morgan Stanley’s planned acquisition of Eaton Vance Corp. (“EVC”) and its affiliates (the “Transaction”), the Board members who are not “interested persons” (as defined in the 1940 Act) of the Funds or CRM (the “Independent Board Members”), met on October 8, 2020 with their independent legal counsel. During that meeting, the Independent Board Members preliminarily discussed the Transaction and the implications of the Transaction on the Funds and CRM. At the request of the Independent Board Members, their counsel discussed the various actions that they and the Funds’ shareholders would be asked to take in connection with the Transaction, including requesting information from CRM and Morgan Stanley concerning the Transaction and its implications for the Funds.
On October 14, 2020, during a telephonic meeting of the Boards, senior representatives of CRM provided an overview of the Transaction and Morgan Stanley to the Independent Board Members and their counsel. The senior representatives of CRM also discussed the anticipated benefits of the Transaction to CRM and the Funds. They also indicated that they expected that the operations of CRM and the Funds would be maintained substantially in their current forms after the Closing of the Transaction.
In connection with the proposed Transaction, the Independent Board Members, assisted by their independent legal counsel, requested extensive information from CRM and Morgan Stanley regarding the proposed Transaction and its potential implications for the Funds (the “Request for Information”).
On November 18, 2020, during a telephonic meeting of the Boards, senior representatives of CRM discussed certain matters related to the Transaction with the Independent Board Members and their counsel. The senior representatives of CRM indicated that CRM and Morgan Stanley were in the process of preparing a response to the Request for Information and that senior representatives of CRM and Morgan Stanley would be prepared to discuss their response and any other matters related to the Transaction with the Independent Board Members at the Boards’ December 8, 2020 meeting.
On December 1, 2020, during a video conference meeting, the Independent Board Members reviewed CRM’s and Morgan Stanley’s response to the Request for Information (the “Response”) and discussed the information contained in the Response amongst themselves and with their counsel. During that meeting, the Independent Board Members received advice from their independent legal counsel regarding their responsibilities in evaluating the possible Transaction and new investment advisory agreements and new investment sub-advisory agreements (the “New Agreements”). Following that meeting, the Independent Board Members, assisted by their counsel, requested additional information from CRM and Morgan Stanley regarding the proposed Transaction and its potential implications for the Funds (the “Supplemental Request for Information”).
In connection with the proposed Transaction and their consideration of the New Agreements, the Board members, including all of the Independent Board Members, met with senior representatives of EVC, CRM and Morgan Stanley at a meeting held on December 8, 2020 to discuss certain aspects of the Transaction and the expected impacts of the Transaction on the Funds and their shareholders and any remaining matters concerning the Response and CRM’s and Morgan Stanley’s response to the Supplemental Request for Information. During the meeting, senior representatives of Morgan Stanley made presentations to, and responded to questions from, the Board members. After the presentations and discussions with senior representatives of EVC, CRM and Morgan Stanley, the Independent Board Members met in executive session with their counsel to consider the Transaction, the New Agreements and related matters.
Each Board’s evaluation of the New Agreements included consideration of the information provided specifically in regard to the New Agreements as well as, where relevant, information that previously had been provided to the Board in connection with the most recent annual contract renewal of the Funds’ current contractual arrangements at a meeting held on March 4, 2020.
In the course of its deliberations regarding the New Agreements, the Board members considered the following factors, among others: the nature, extent and quality of the services to be provided by CRM, its affiliates and the Sub-Advisers, including the personnel who would be providing such services; Morgan Stanley’s financial condition; the proposed advisory and sub-advisory fees; comparative fee and expense information for the Funds and for comparable funds managed by CRM and its affiliates; the anticipated profitability of the Funds to CRM and its affiliates; the direct and indirect benefits, if any, to be derived by Morgan Stanley, CRM, and their affiliates from their relationship with the Funds; the effect of each Fund’s projected growth and size on each Fund’s performance and expenses; and CRM’s and the Sub-Advisers’ compliance programs.
In considering the nature, extent, and quality of the services to be provided to the Funds by CRM and the Sub-Advisers, as applicable, under the New Agreements, the Board members took into account information relating to CRM’s and the Sub-Advisers’ operations and personnel, including, among other information, biographical information on their investment, supervisory, and professional staff, as applicable, and descriptions of their organizational and management structure. The Board members considered the investment strategies used in managing the Funds and the performance of other funds managed by the investment teams at CRM and its affiliates that would be managing the Funds. The Board members also took into account, as applicable, CRM’s and the Sub-Advisers’ proposed staffing and overall resources. CRM’s administrative capabilities were also considered. The Board members concluded that they were satisfied with the nature, extent and quality of services to be provided to the Funds by CRM and the Sub-Advisers, as applicable, under the New Advisory Agreements.

Calvert
Floating-Rate Advantage Fund
March 31, 2021
Board of Trustees' Contract Approval — continued

In considering the management style and investment strategies that CRM and the Sub-Advisers, as applicable, proposed to use in managing the Funds, the Board members took into consideration certain comparative performance information for the Funds prepared by an independent data provider. The Board members also considered information regarding the financial condition of Morgan Stanley, its worldwide presence, experience as a fund sponsor and manager, commitment to maintain a high level of cooperation with, and support to, the Funds, strong client service capabilities, and relationships in the asset management industry. The Board members took into account that the Funds’ investment objectives, investment strategies and portfolio managers were not expected to change after the Closing of the Transaction. Based upon their review, the Board members concluded that CRM and the Sub-Advisers, as applicable, are qualified to manage each Fund’s assets in accordance with the Funds’ investment objectives and investment strategies and that the investment strategies continued to be appropriate for pursuing each Fund’s investment objective(s).
In considering each Fund’s proposed fees and estimated expenses, the Board members considered certain comparative fee and expense data prepared by an independent data provider. The Board members also took into account that no changes in the Funds’ current advisory and sub-advisory fees were being proposed in connection with the Transaction. The Board members further took into account that no changes in the Funds’ current expense limitations were being proposed in connection with the Transaction. Based upon their review, the Board members concluded that the proposed advisory and sub-advisory fees were reasonable in view of the quality of services to be received by the Funds from CRM and the Sub-Advisers, as applicable.
In reviewing the anticipated profitability of the advisory fees to CRM and its affiliates, the Board members considered the fact that affiliates of CRM would be providing shareholder servicing, administrative, distribution, and sub-advisory services to the Funds for which they would receive compensation. The Board also took into account whether CRM had the financial wherewithal to provide services to the Funds. The Board also considered that CRM and Morgan Stanley would likely derive benefits to their reputations and other indirect benefits from their relationship with the Funds. Because CRM will pay the Sub-Advisers’ sub-advisory fees out of its advisory fees, the anticipated profitability of the Funds to the Sub-Advisers was not a material factor in the Board’s deliberations concerning the entering into of the New Agreements. Based upon its review, the Board concluded that CRM’s and its affiliates’ anticipated level of profitability from their relationship with the Funds was reasonable.
The Board members considered the effect of each Fund’s current size and potential growth on its performance and expenses. The Board members took into account management’s discussion of the Funds’ proposed advisory and sub-advisory fees, noting that no changes in the Funds’ current advisory and sub-advisory fees were being proposed in connection with the Transaction. The Board members also noted that the advisory and sub-advisory fee schedules for certain Funds will contain one or more breakpoints that will reduce the respective advisory and sub-advisory fee rates on assets above specified levels as the applicable Fund’s assets increased and considered the necessity of adding breakpoints with respect to the Funds that did not currently have such breakpoints in their advisory and sub-advisory fee schedules. The Board members determined that adding breakpoints at specified levels to the advisory and sub-advisory fee schedules of the Funds that did not currently have breakpoints would not be appropriate at this time. Because CRM will pay the Sub-Advisers’ sub-advisory fees out of its advisory fees, the Board did not consider the potential economies of scale from the Sub-Advisers’ management of the Funds to be a material factor in the Board’s deliberations concerning the entering into of the New Agreements. The Board members noted that if a Fund’s assets increase over time, the Fund might realize other economies of scale if assets increase proportionally more than certain other expenses.
In considering the approval of the New Agreements, the Board members also considered the following matters:
i. their belief that the Transaction will benefit the Funds;
ii. CRM’s and the Sub-Advisers’ intentions to continue to manage the Funds in a manner materially consistent with each Fund’s current investment objective(s) and principal investment strategies, which, where applicable, includes continuing to manage the Fund pursuant to responsible investment criteria as described in the Fund’s prospectus;
iii. the financial condition and reputation of Morgan Stanley, its worldwide presence, experience as a fund sponsor and manager, commitment to maintain a high level of cooperation with, and support to, the Funds, strong client service capabilities, and relationships in the asset management industry;
iv. Morgan Stanley’s commitment to maintain the investment autonomy of CRM;
v. Morgan Stanley’s and CRM’s commitment to maintaining the nature, quality and extent of services provided to the Funds by CRM and its affiliates following the Closing of the Transaction;
vi. Morgan Stanley’s commitment to maintaining competitive compensation arrangements to attract and retain highly qualified personnel;
vii. confirmation that the current senior management team at CRM has indicated its strong support of the Transaction; and
viii. a commitment that Morgan Stanley would use its reasonable best efforts to ensure that it did not impose any “unfair burden” (as that term is used in section 15(f)(1)(B) of the 1940 Act) on the Funds as a result of the Transaction.
In approving the New Agreements, the Board members did not identify any single factor as controlling, and each Board member may have attributed different weight to various factors.
The Board members reached the following conclusions regarding the New Agreements, among others: (a) CRM and the Sub-Advisers have demonstrated that they possess the capability and resources to perform the duties required of them under the New Agreements; (b) CRM and the Sub-Advisers are qualified to manage the applicable Fund’s assets in accordance with such Fund’s investment objective(s) and investment strategies; (c) CRM’s and the

Calvert
Floating-Rate Advantage Fund
March 31, 2021
Board of Trustees' Contract Approval — continued

Sub-Advisers’ proposed investment strategies are appropriate for pursuing the applicable Fund’s investment objective(s); and (d) the proposed advisory and sub-advisory fees are reasonable in view of the quality of the services to be received by each Fund from CRM and the Sub-Advisers, as applicable. Based upon the foregoing considerations, at the meeting of the Board held on December 8, 2020, the Board members, including all of the Independent Board Members, unanimously approved the New Agreements and determined to recommend their approval to the shareholders of the Funds. In voting its approval of the New Agreements at the meeting, the Board relied on an order issued by the SEC in response to the impacts of the COVID-19 pandemic that provided temporary relief from the in-person meeting requirements under Section 15 of the 1940 Act.

Calvert
Floating-Rate Advantage Fund
March 31, 2021
Officers and Trustees

Officers
Hope L. Brown Chief Compliance Officer
Maureen A. Gemma Vice President, Secretary and Chief Legal Officer
James F. Kirchner Treasurer
Trustees
Alice Gresham Bullock Chairperson
Richard L. Baird, Jr.
Cari M. Dominguez
John G. Guffey, Jr.
Miles D. Harper, III
Joy V. Jones
John H. Streur*
Anthony A. Williams
*Interested Trustee and President

Calvert Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■
investment experience and risk tolerance
■
checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com

Calvert Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■
buy securities from us or make a wire transfer
■
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■
affiliates from using your information to market to you
■
sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Calvert Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
28874     3.31.21

Item 2.	Code of Ethics.

Not required in this filing.

Item 3.	Audit Committee Financial Expert.

Not required in this filing.

Item 4.	Principal Accountant Fees and Services.

Not required in this filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Please see schedule of investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

No material changes.

Item 11.	Controls and Procedures.

(a)    The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 Act, as amended (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (“Exchange Act”), as of a date within 90 days of the filing date of this report.

(b)    There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits.

(a)(1)	Registrant’s Code of Ethics- Not applicable (please see Item 2)

(a)(2)(i)	President’s Section 302 certification.

(a)(2)(ii)	Treasurer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calvert Management Series

By:	/s/ John H. Streur
John H. Streur
President

Date:	May 21, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John H. Streur
John H. Streur
President

Date:	May 21, 2021

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 21, 2021